UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05407

                             TRUST FOR CREDIT UNIONS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               4400 Computer Drive
                              WESTBOROUGH, MA 01581
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               (Address of principal executive offices) (Zip code)

                                                  Copies to:
                                                  Mary Jo. Reilly, Esq.
Jay Johnson                                       Drinker Biddle & Reath LLP
Callahan Financial Services, Inc.                 One Logan Square
1001 Connecticut Avenue NW, Suite 1001            18th and Cherry Streets
WASHINGTON, DC 20036                              PHILADELPHIA, PA  19103
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 342-5828

                       Date of fiscal year end: AUGUST 31

                   Date of reporting period: FEBRUARY 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                      TRUST
                         ------------------------------
                                      FOR Credit Unions

                             MONEY MARKET PORTFOLIO
                    ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
                            SHORT DURATION PORTFOLIO

                               SEMI-ANNUAL REPORT
                            ------------------------
                                FEBRUARY 29, 2008

     The reports concerning the Portfolios included in this unitholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

     TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling I-800-SEC-0330.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE TCU MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios' net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios' units. The Portfolios' investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.
--------------------------------------------------------------------------------

     Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

     THIS MATERIAL IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. INVESTORS SHOULD CONSIDER A PORTFOLIO'S OBJECTIVES, RISKS, AND CHARGES AND EXPENSES, AND READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIOS.

     Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the unitholders of Trust for Credit Unions (the "Trust"). Its use in connection with any offering of units of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.

TRUST FOR CREDIT UNIONS ("TCU")

Dear Credit Union Unitholders,

      February 29, 2008 marked the end of the first six months of the fiscal year for Trust for Credit Unions ("TCU"). The interest rate environment changed dramatically during this period as the Federal Open Market Committee lowered the Federal Funds target rate by 225 basis points to 3.00%. A subsequent March reduction lowered the rate by an additional 75 basis points, reflecting continued concerns about market liquidity and economic growth.

      The TCU Portfolios were impacted by the Federal Open Market Committee's actions. The rate on the Money Market Portfolio declined from 5.29% on August 31, 2007 to 2.91% on February 29, 2008. The distribution rate on the Ultra-Short Duration Portfolio moved from 4.88% in August to 4.50% in February. The distribution rate on the Short Duration Portfolio also declined over this period, from 4.75% to 4.50%.

      The net asset values ("NAVs") of the TCU Portfolios increased as interest rates fell and spreads widened. The NAV of the Ultra-Short Duration Government Portfolio rose from $9.45 on August 31, 2007 to $9.51 on February 29, 2008. The NAV of the Short Duration Portfolio rose from $9.50 to $9.71 over this same period.

      Credit unions are posting solid results despite the uncertain environment. Share balances rose at the fastest pace in five years in 2007, rising 5.1%. Credit unions continued to be active lenders and the loan-to-share ratio remained high at 83%. Investment balances rose 4.6% to reach nearly $200 billion. The industry's solid balance sheet indicates that credit unions can continue to serve members well at a time when they need it most.

      A new era began for TCU on January 14, 2008 when PFPC Inc. ("PFPC") began providing operational services to the TCU Portfolios. PFPC, part of the PNC Financial Services Group, is an industry leader in mutual fund servicing and has experience with the unique needs of credit unions. Investment advisory services to the TCU Portfolios continue to be provided by Goldman Sachs Asset Management, LLC. The new structure enhances our ability to deliver value to TCU investors and we look forward to providing new resources to you in the coming months.

      As always, we appreciate your investment in Trust for Credit Unions.

Sincerely,

/s/ Charles W. Filson

Charles W. Filson
President
Callahan Financial Services, Inc.
and Trust for Credit Unions
March 28, 2008

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE

The objective of the TCU Money Market Portfolio ("MMP" or the "Portfolio") is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

PERFORMANCE REVIEW

For the six-month period that ended February 29, 2008, the MMP had a six-month simple average yield of 4.35%. This compared to the 2.29% return of the iMoneyNet First Tier-Institutional Only Average ("iMoneyNet benchmark") for the same period.

As of February 29, 2008, the Portfolio had standardized seven-day current and effective yields, with fee waivers, of 2.89% and 2.93%, respectively. As of that date, the Portfolio's standardized seven-day current and effective yields, without fee waivers, would have been 2.72% and 2.76%, respectively. The standardized 7-day current and effective yields are calculated in accordance with industry regulations and do not include capital gains. The standardized 7-day current yield may differ slightly from the actual distribution rate because of the exclusion of distributed capital gains, which are non-recurring. The standardized 7-day effective yield assumes reinvestment of all dividends.

THE YIELDS REPRESENT PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED ABOVE. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE. THE YIELD QUOTATIONS MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE PORTFOLIO. UNLESS OTHERWISE NOTED, PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THEIR ABSENCE, PERFORMANCE WOULD BE REDUCED.

PORTFOLIO COMPOSITION AND INVESTMENT STRATEGIES

The U.S. economy continued to soften in the six-month period ended February 29, 2008. This was driven by continued weakness in the housing market, a drop in consumer confidence and signs of deterioration in the labor market. Credit markets continued to experience unprecedented liquidity lapses as problems in the subprime mortgage market extended into other asset classes. Consequently, investors flocked to safe investments like government bonds and money market funds. The market had much to contend with, including massive write-downs from financial institutions due to subprime exposure, rating downgrades of subprime collateralized debt obligations ("CDOs"), higher oil prices, dislocated London Interbank Offered Rate ("LIBOR") rates and continued depreciation of the U.S. dollar.

The Federal Reserve Board (the "Fed") eased a total of 175 basis points in the last six months in an effort to ease financial conditions. This brought the federal funds rate to 3.00%. The accompanying statement from the last Fed meeting maintains its bias toward the risk of weaker growth.

Market sentiment over the stated period can be summarized by an inverted yield curve, brought on by an aggressive Fed and a flight to quality into short dated securities. As a result, we extended the duration of the Portfolio, in anticipation of an increase in assets and the market continuing to rally.

The supply of domestic bank-issued securities remained extremely low throughout the reporting period. In addition, U.S. government agencies continued issuing debt at a near record pace. This caused the credit spread between bank debt and government agency debt to shrink to extremely tight levels. As a result, the Portfolio maintained a relatively high allocation to repurchase agreements and U.S. government agency securities during the reporting period.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Money Market Portfolio Management Team

March 28, 2008

PORTFOLIO COMPOSITION
TCU MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

FEBRUARY 29, 2008*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bank Notes                                                                  0.6%
CDs                                                                        12.0%
Repurchase Agreements                                                      14.4%
U.S. Government Agency                                                     58.4%
Variable Rate Obligations                                                   0.0%
Time Deposits                                                              19.4%

AUGUST 31, 2007*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bank Notes                                                                  4.8%
CDs                                                                         3.1%
Repurchase Agreements                                                      78.1%
U.S. Government Agency                                                      8.4%
Variable Rate Obligations                                                   5.5%

* These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolio's entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE

The TCU Ultra-Short Duration Government Portfolio ("USDGP" or the "Portfolio") seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. While there will be fluctuations in the NAV of the USDGP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP's maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of the Six-Month U.S. Treasury Bill Index and no longer than that of the One-Year U.S. Treasury Note Index, each as reported by Merrill Lynch. As of February 29, 2008, the Portfolio's actual duration was 0.58 years, compared to 0.74 years for the Nine-Month Treasury average. (The Nine-Month Treasury average represents an equally weighted blend of the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index. The Nine-Month Treasury average does not reflect any deduction of fees or expenses.)

PERFORMANCE REVIEW

For the six-month period that ended February 29, 2008, the cumulative total return of USDGP was 3.01% versus the 2.92% and 3.92% cumulative total returns of the Portfolio's benchmarks, the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, respectively. The Portfolio's one-year, five-year and ten-year standardized total returns as of December 31, 2007 were 5.53%, 3.29%, and 4.36%, respectively.

The Portfolio's net asset value ("NAV") per unit increased during the review period, closing at $9.51, versus $9.45 on August 31, 2007. During the reporting period, the yield on the Six-Month U.S. Treasury Bill Index decreased 245 basis points ("bps") from 4.28% to 1.83% and the yield on the One-Year U.S. Treasury
Note Index decreased 262 basis points from 4.33% to 1.71%. The yield on the Nine-Month Treasury average decreased 251 bps from 4.30% to 1.79% over the same period. As of February 29, 2008, the Portfolio's standardized 30-day yield was 3.45% and its distribution rate was 4.51%.

Pursuant to the provisions of the Internal Revenue Code of 1986, as amended (the "Code") the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio's net investment income for financial reporting purposes, which is calculated in accordance with U.S. generally accepted accounting principles.

The  Portfolio's  current  expense ratio after  waivers and expense  limitations
(net) is 0.34% and its expense ratio before waivers and expense limitations (gross) is 0.41%. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Administrator. If this occurs, the expense ratio may change without shareholder approval.

THE PAST PERFORMANCE OF THE PORTFOLIO IS NO INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PORTFOLIO COMPOSITION AND INVESTMENT STRATEGIES

Following a volatile trailing six-month period, yields ended lower across the Treasury yield curve. The yield curve steepened as short-term rates (i.e., 3-month Treasuries) fell over 225 bps in response to the Federal Reserve Board's cumulative 225 bps rate cut that brought the Federal Funds target rate to 3.00%. The 10-year Treasury fell 102 bps, ending the period at 3.51%. The Treasury rally mostly resulted from a global flight to quality, when demand for U.S. Treasuries soared to the detriment of all other asset classes.

The financial markets reacted poorly to the increased volatility caused by the subprime meltdown and credit crunch. Yields fell dramatically in a flight-to-quality as risk aversion peaked. The global deleveraging that ensued led to a severe re-pricing of assets across the risk spectrum, with many high quality sectors trading at discounts not supported by fundamentals. Spreads widened across all markets, with the collateralized sectors being hit the hardest as market participants' efforts to deleverage put significant technical pressure on high quality mortgage and asset-backed security sectors. Within the corporate sector, financial issuers underperformed the most as they were disproportionately impacted by developments in the subprime market and mounting liquidity concerns.

A combination of top-down and bottom-up strategies impacted the Portfolio's performance over the period. Our cross-sector positioning relative to the benchmark detracted from performance. Over the reporting period, housing-related and credit-sensitive sectors underperformed Treasuries, due to the subprime meltdown and subsequent credit market contagion and illiquidity. The Portfolio's exposure to residential mortgages was a negative contributor to performance. In contrast, security selection of Treasuries contributed to performance over the period.

Continued deleveraging by market participants, a dramatic increase in volatility and overall lack of sponsorship continued to cause marked underperformance in the mortgage market in February 2008. Non-agency mortgage spreads, in particular, came under significant pressure amid forced liquidations by leveraged investors. A weakening in the Alt-A mortgage (a product aimed at borrowers whose credit and/or other issues make them less likely to qualify for a prime mortgage loan) market triggered margin calls on a number of hedge funds which, in turn, liquidated some of their positions further contributing to the pressure on these securities. Rising volatility also kept investors on the sidelines. During the reporting period, the Lehman Mortgage Index underperformed Treasuries by 76 bps and swaps by 56 bps, with the fixed-rate component of the Index, which was down 81 bps, leading the underperformance. By comparison, the Hybrid adjustable rate mortgage ("ARM") index performed well relative to fixed-rate securities, underperforming Treasuries and swaps by only 18 and 12 bps, respectively. On a positive note, the mortgage market tightened towards the end of the month following the Office of Federal Housing Enterprise Oversight's announcement to remove the agencies' portfolio growth caps.

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

Mortgage-backed security ("MBS") passthroughs have cheapened substantially in recent weeks and spreads are now wide relative to their long-term averages. However, passthroughs appear expensive relative to other asset classes. We favor bonds with less exposure to implied volatility and housing turnover such as seasoned 15-year MBS, super-senior AAA-rated adjustable-rate mortgage floaters, and super-senior AAA-rated commercial mortgage-backed securities.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

March 28, 2008

PORTFOLIO COMPOSITION--SECTOR ALLOCATION
TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

FEBRUARY 29, 2008*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Agency Debentures                                                         17.9%
ARMs                                                                      20.6%
CMOs                                                                       6.6%
U.S. Treasury                                                              0.0%
Fixed Rate Mortgage Pass-Throughs                                         11.8%
Repurchase Agreements                                                     42.0%

AUGUST 31, 2007*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Agency Debentures                                                         15.6%
ARMs                                                                      21.5%
CMOs                                                                      13.4%
Fixed Rate Mortgage Pass-Throughs                                          3.1%
Repurchase Agreements                                                     24.1%
U.S. Treasury                                                             22.1%

PORTFOLIO COMPOSITION--ISSUER ALLOCATION
TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

FEBRUARY 29, 2008*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Agency Debentures                                                         17.9%
FHLMC                                                                      5.0%
FNMA                                                                      30.9%
U.S. Treasury                                                              0.0%
GNMA                                                                       3.1%
Repurchase Agreements                                                     42.0%

AUGUST 31, 2007*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Agency Debentures                                                         15.6%
FHLMC                                                                      7.7%
FNMA                                                                      25.8%
GNMA                                                                       4.5%
Repurchase Agreements                                                     24.1%
U.S. Treasury                                                             22.1%

* These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolio's entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The TCU Ultra-Short Duration Government Portfolio is not a money market fund. Investors in this Portfolio should understand that the net asset value of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio's net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio's units. The Portfolio's investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE

The TCU Short Duration Portfolio ("SDP" or the "Portfolio") seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the Two-Year U.S. Treasury Index as reported by Merrill Lynch. As of February 29, 2008, the Portfolio's actual duration was 1.57 years, versus 1.88 years for its benchmark.

PERFORMANCE REVIEW

The Portfolio's cumulative total return for the six-month period ended February 29, 2008, was 4.60%, versus a 6.48% cumulative total return for the Two-Year U.S. Treasury Index. The Portfolio's net asset value ("NAV") per unit decreased during the review period, closing at $9.71, versus $9.50 on August 31, 2007. During the reporting period, the yield on the Portfolio's benchmark decreased 256 basis points ("bps") from 4.20% to 1.64%. NAV movements reflect, among other things, the Portfolio's duration of 1.57 years, as well as the impact of market forces, including interest rates. As of February 29, 2008, the Portfolio's standardized 30-day yield was 3.78% and its distribution rate was 4.50%.

The Portfolio's one-year, five-year and ten-year standardized total returns as of December 31, 2007, were 5.47%, 3.46% and 4.90%, respectively. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio's net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

The Portfolio's current expense ratio is 0.37%.

THE PAST PERFORMANCE OF THE PORTFOLIO IS NO INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S UNITS, WHEN REDEEMED, WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PORTFOLIO COMPOSITION AND INVESTMENT STRATEGIES

Following a volatile trailing six-month period, yields ended lower across the Treasury yield curve. The yield curve steepened as short-term rates (i.e., 3-month Treasuries) fell over 225 bps in response to the Federal Reserve Board's cumulative 225 bps rate cut that brought the Federal Funds target rate to 3.00%. The 10-year Treasury fell 102 bps, ending the period at 3.51%. The Treasury rally mostly resulted from a global flight to quality, when demand for U.S. Treasuries soared to the detriment of all other asset classes.

The financial markets reacted poorly to the increased volatility caused by the subprime meltdown and credit crunch. Yields fell dramatically in a flight-to-quality as risk aversion peaked. The global deleveraging that ensued led to a severe re-pricing of assets across the risk spectrum, with many high quality sectors trading at discounts not supported by fundamentals. Spreads widened across all markets, with the collateralized sectors being hit the hardest as market participants' efforts to deleverage put significant technical pressure on high quality mortgage and asset-backed security ("ABS") sectors. Within the corporate sector, financial issuers underperformed the most as they were disproportionately impacted by developments in the subprime market and mounting liquidity concerns.

A combination of top-down and bottom-up strategies impacted the Portfolio's performance over the period. Our cross-sector positioning relative to the benchmark detracted from performance. Over the trailing reporting period, housing-related and credit-sensitive sectors underperformed Treasuries, due to the subprime meltdown and subsequent credit market contagion and illiquidity. The Portfolio's exposure to residential mortgages detracted from performance.

The most meaningful detractor from the Portfolio's performance was our security selection of mortgage-backed securities. Spillover from the subprime meltdown and forced selling by hedge funds and levered investors of the highest quality assets to meet margin calls caused non-agency mortgages to sell off significantly, particularly adjustable rate mortgages (ARM) and ABS.

Continued deleveraging by market participants, a dramatic increase in volatility and overall lack of sponsorship continued to cause marked underperformance in the mortgage market in February 2008. Non-agency mortgage spreads, in particular, came under significant pressure amid forced liquidations by leveraged investors. A weakening in the Alt-A mortgage (a product aimed at borrowers whose credit and/or other issues make them less likely to qualify for a prime mortgage loan) market triggered margin calls on a number of hedge funds which, in turn, liquidated some of their positions further contributing to the pressure on these securities. Rising volatility also kept investors on the sidelines. During the reporting period, the Lehman Mortgage Index underperformed Treasuries by 76 bps and swaps by 56 bps, with the fixed-rate component of the Index, which was down 81 bps, leading the underperformance. By comparison, the Hybrid ARM index performed well relative to fixed-rate securities, underperforming Treasuries and swaps by only 18 and 12 bps, respectively. On a positive note, the mortgage market tightened towards the end of the month following the Office of Federal Housing Enterprise Oversight's announcement to remove the agencies' portfolio growth caps.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

March 28, 2008

PORTFOLIO COMPOSITION--SECTOR ALLOCATION
TCU SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------

FEBRUARY 29, 2008*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Agency Debentures                                                          5.2%
ARMs                                                                      26.7%
CMOs                                                                      16.4%
Fixed Rate Mortgage Pass-Throughs                                         21.5%
Foreign Corporate Bonds                                                    3.2%
U.S. Treasury                                                             25.7%

AUGUST 31, 2007*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury                                                              6.7%
ARMs                                                                      41.4%
Agency Debentures                                                          0.0%
CMOs                                                                      34.1%
Fixed Rate Mortgage Pass-Throughs                                         17.4%
Repurchase Agreements                                                      0.2%

PORTFOLIO COMPOSITION--ISSUER ALLOCATION
TCU SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------

FEBRUARY 29, 2008*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                       12.4%
Agency Debentures                                                          5.2%
FHLMC                                                                     14.1%
FNMA                                                                      37.2%
GNMA                                                                       0.9%
Foreign Corporate Bonds                                                    3.2%
U.S. Treasury                                                             25.7%

AUGUST 31, 2007*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                       27.7%
FHLMC                                                                     17.1%
Agency Debentures                                                          0.0%
FNMA                                                                      47.0%
GNMA                                                                       1.1%
Repurchase Agreements                                                      0.2%
U.S. Treasury                                                              6.7%

* These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolio's entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Two-year U.S. Treasury Index, as reported by Merrill Lynch, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The TCU Short Duration Portfolio is not a money market fund. Investors in this Portfolio should understand that the net asset value of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio's net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio's units. The Portfolio's investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

TRUST FOR CREDIT UNIONS
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

 PAR VALUE                                                           VALUE
-------------                                                   ---------------
BANK NOTES - 0.58%
$   6,000,000   Bank of America N.A.
                4.966%, 12/18/08 (a) ........................   $     6,007,665
                                                                ---------------
                TOTAL BANK NOTES ............................         6,007,665
                (Cost $6,007,665)                               ---------------

CERTIFICATES OF DEPOSIT - 11.99%
   25,000,000   Bank of America
                2.800%, 08/06/08 ............................        25,000,000
   40,000,000   JPMorgan Chase Bank
                2.800%, 08/11/08 ............................        40,000,000
   30,000,000   State Street Bank & Trust
                3.900%, 04/14/08 ............................        30,000,000
    5,000,000   USA Bank N.A.
                3.000%, 05/06/08 ............................        5,000,000
   25,000,000   Wachovia Bank
                5.400%, 03/18/08 ............................        25,006,236
                                                                ---------------
                TOTAL CERTIFICATES OF DEPOSIT ...............       125,006,236
                (Cost $100,000,000)                             ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 58.39%
                FEDERAL HOME LOAN BANK - 53.62%
  100,000,000   2.000%, 03/03/08 ............................        99,988,891
  150,000,000   2.250%, 03/04/08 ............................       149,971,875
   15,500,000   4.319%, 03/24/08 (b) ........................        15,457,616
   35,000,000   4.273%, 04/25/08 (b) ........................        34,779,159
   15,000,000   4.400%, 06/18/08 (a) ........................        15,000,000
   10,000,000   2.789%, 08/22/08 (a) ........................        10,000,000
   50,000,000   2.860%, 11/19/08 (a) ........................        50,000,000
   33,000,000   3.160%, 11/20/08 (a) ........................        33,000,000
   15,000,000   4.833%, 11/28/08 (a) ........................        15,000,000
   25,000,000   4.871%, 12/17/08 (a) ........................        25,000,000
   25,000,000   3.090%, 02/04/09 ............................        25,000,000
   25,000,000   2.760%, 02/11/09 (a) ........................        25,000,000
   25,000,000   2.945%, 02/18/09 (a) ........................        25,000,000
   11,000,000   2.750%, 02/20/09 ............................        11,000,000
   25,000,000   3.180%, 09/09/09 (a) (b) ....................        25,000,000
                                                                ---------------

                                                                    559,197,541
                                                                ---------------

                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION - 4.77%
   25,000,000   4.171%, 06/27/08 (b) ........................        24,664,847
   25,000,000   3.240%, 09/03/09 (a) ........................        24,996,250
                                                                ---------------

                                                                     49,661,097
                                                                ---------------
                TOTAL U.S. GOVERNMENT AGENCY SECURITIES .....       608,858,638
                (Cost $608,858,638)                             ---------------

TIME DEPOSITS - 19.42%
   50,500,000   Citibank N.A.
                3.000%, 03/03/08 ............................        50,500,000
   51,000,000   Fifth Third Bank
                3.125%, 03/03/08 ............................        51,000,000
   50,000,000   Suntrust Bank
                3.000%, 03/03/08 ............................        50,000,000
   51,000,000   Wells Fargo Bank
                3.125%, 03/03/08 ............................        51,000,000
                                                                ---------------
                TOTAL TIME DEPOSITS .........................       202,500,000
                (Cost $202,500,000)                             ---------------

 PAR VALUE                                                           VALUE
-------------                                                   ---------------
REPURCHASE AGREEMENTS - 14.38%
$ 150,000,000   Deutsche Bank, 3.15%,
                Dated 02/29/08, matures 03/03/08,
                repurchase price $150,039,375,
                (collateralized by Federal Home
                Loan Mortgage Corporation, with
                interest rates of 5.00% to 7.00%
                due 06/01/22 to 02/01/38, and
                Government National Mortgage
                Association, with interest rates of
                5.50% to 7.00%, due 04/15/34
                to 09/15/37, total market value
                $154,868,289) ...............................   $   150,000,000
                                                                ---------------
                TOTAL REPURCHASE AGREEMENTS .................       150,000,000
                (Cost $175,006,236)                             ---------------

                TOTAL INVESTMENTS - 104.76% .................     1,092,372,539
                (Cost $1,092,372,539)                           ---------------

                NET OTHER ASSETS AND LIABILITIES - (4.76)% ..       (49,653,020)
                                                                ---------------
                NET ASSETS - 100.00% ........................   $ 1,042,719,519
                                                                ===============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at February 29, 2008. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)   Discount Note. Rate shown is yield at time of purchase.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       11

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

  PAR VALUE                                                          VALUE
-------------                                                   ---------------
ASSET-BACKED SECURITIES - 0.77%
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.77%
$     362,547   Series 2001-W4, Class AV1
                3.415%, 02/25/32 (a) ........................   $       353,070
      611,980   Series 2002-W2, Class AV1
                3.395%, 06/25/32 (a) ........................           589,442
    1,595,774   Series 2002-T7, Class A1
                3.355%, 07/25/32 (a) ........................         1,595,774
       40,399   Series 2003-T3, Class 1A
                3.375%, 06/25/33 (a) ........................            38,870
                                                                ---------------

                TOTAL ASSET-BACKED SECURITIES ...............         2,577,156
                (Cost $2,611,040)                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.59%
                FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 1.30%
       88,436   Series 1513, Class N
                6.500%, 05/15/08 (b) ........................            88,331
       38,026   Series 1555, Class FA
                4.325%, 08/15/08 (a) (c) ....................            38,225
      113,693   Series 1575, Class FA
                4.625%, 08/15/08 (a) (b) ....................           114,170
      863,884   Series 1605, Class E
                6.500%, 10/15/08 (c) ........................           862,856
      121,924   Series 1604, Class FC
                3.070%, 11/15/08 (a) (c) ....................           121,696
       13,923   Series 1618, Class F
                3.170%, 11/15/08 (a) (c) ....................            13,916
      288,102   Series 1823, Class C
                6.000%, 12/15/08 ............................           289,259
      247,022   Series 1698, Class FA
                3.925%, 03/15/09 (a) (c) ....................           247,675
      277,462   Series 2543, Class AD
                8.500%, 01/15/16 (d) ........................           282,242
       36,774   Series 2367, Class BC
                6.000%, 04/15/16 (d) ........................            36,730
       47,615   Series 1009, Class D
                3.725%, 10/15/20 (a) ........................            47,624
      149,171   Series 1066, Class P
                4.025%, 04/15/21 (a) ........................           151,371
      206,388   Series 1222, Class P
                3.270%, 03/15/22 (a) (b) ....................           210,311
      580,187   Series 1250, Class J
                7.000%, 05/15/22 (b) ........................           610,674
      312,133   Series 1448, Class F
                4.525%, 12/15/22 (a) (d) ....................           312,303
      325,849   Series 1689, Class FD
                3.220%, 10/15/23 (a) (b) ....................           325,384
      579,605   Series 1720, Class PJ
                7.250%, 01/15/24 (b) ........................           590,832
                                                                ---------------

                                                                      4,343,599
                                                                ---------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 5.16%
       38,180   Series 1993-040, Class H
                6.800%, 04/25/08 (b) ........................            38,135
       41,936   Series 1993-093, Class FB
                4.922%, 05/25/08 (a) (c) ....................            41,980
      211,259   Series 1993-191, Class FC
                4.872%, 10/25/08 (a) ........................           211,885
       34,250   Series 1993-190, Class F
                5.122%, 10/25/08 (a) (c) ....................            34,463

  PAR VALUE                                                          VALUE
-------------                                                   ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - (CONTINUED)
$   2,247,805   Series 1993-225, Class WC
                6.500%, 12/25/13 (b) ........................   $     2,369,973
      448,692   Series 2002-73, Class AD
                8.500%, 12/25/15 (d) ........................           458,674
      921,924   Series 1990-145, Class A
                5.742%, 12/25/20 (a) ........................           932,133
    1,233,058   Series 1991-67, Class J
                7.500%, 08/25/21 (b) ........................         1,340,549
       22,688   Series 1992-033, Class F
                3.270%, 03/25/22 (a) ........................            22,687
    1,055,497   Series 1992-137, Class F
                4.156%, 08/25/22 (a) ........................         1,053,957
    1,256,197   Series 1993-027, Class F
                4.306%, 02/25/23 (a) (c) ....................         1,282,165
      552,194   Series 1998-21, Class F
                3.630%, 03/25/28 (a) ........................           547,623
    1,506,031   Series 2006-5, Class 2A1
                13.184%, 11/25/28 (a) (d) ...................         1,504,955
      982,730   Series 2000-16, Class ZG
                8.500%, 06/25/30 (d) ........................         1,091,946
    1,306,971   Series 2000-32, Class Z
                7.500%, 10/18/30 ............................         1,431,605
    1,305,603   Series 2002-16, Class LH
                6.500%, 03/25/31 (b) ........................         1,312,354
    2,603,183   Series 2001-60, Class O
                4.085%, 10/25/31 (a) ........................         2,644,705
      867,728   Series 2001-70, Class OF
                4.085%, 10/25/31 (a) ........................           874,320
                                                                ---------------

                                                                     17,194,109
                                                                ---------------

                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.13%
      406,519   Series 2001-10, Class PD
                6.500%, 08/16/30 (b) ........................           415,000
                                                                ---------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ...        21,952,708
                (Cost $22,118,875)                              ---------------

MORTGAGE-BACKED OBLIGATIONS - 31.65%
                FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.03%
      522,306   5.843%, 02/01/18 (a) ........................           529,832
      644,678   5.850%, 11/01/18 (a) ........................           660,572
    2,676,373   7.088%, 11/01/19 (a) ........................         2,863,719
      167,510   6.342%, 11/01/22 (a) ........................           169,162
      233,638   6.781%, 11/01/22 (a) ........................           235,557
      152,379   7.282%, 10/01/24 (a) ........................           156,079
      395,022   6.154%, 10/01/25 (a) ........................           409,621
    1,054,726   6.733%, 08/01/28 (a) ........................         1,108,335
      102,358   6.588%, 07/01/29 (a) ........................           103,876
      511,906   6.670%, 05/01/31 (a) ........................           533,674
                                                                ---------------

                                                                      6,770,427
                                                                ---------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 1.61%
       88,917   6.500%, 11/01/10 ............................            91,612
      598,820   6.500%, 09/01/13 ............................           626,336
      504,344   6.500%, 10/01/13 ............................           527,920
      176,444   6.500%, 05/01/14 ............................           184,692
      256,943   6.500%, 06/01/14 ............................           269,182
    1,433,093   6.000%, 12/01/14 ............................         1,481,730


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       12

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

  PAR VALUE                                                          VALUE
-------------                                                   ---------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - (CONTINUED)
$     836,964   8.000%, 12/01/15 ............................   $       890,004
    1,062,058   6.000%, 03/01/16 ............................         1,099,612
      178,692   6.500%, 07/01/16 ............................           187,044
                                                                ---------------

                                                                      5,358,132
                                                                ---------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.00%
    1,576,551   6.000%, 06/01/09 ............................         1,607,635
      172,722   4.439%, 10/01/13 (a) ........................           175,732
      535,424   8.500%, 04/01/16 ............................           608,195
      198,690   6.743%, 07/01/17 (a) ........................           199,116
      217,357   6.367%, 11/01/17 (a) ........................           220,588
      231,289   6.777%, 11/01/17 (a) ........................           237,039
      155,910   7.027%, 11/01/17 (a) ........................           160,663
      439,830   6.865%, 03/01/18 (a) ........................           461,042
       98,828   6.313%, 05/01/18 (a) ........................           100,104
      138,406   6.133%, 06/01/18 (a) ........................           143,708
    1,831,236   5.486%, 10/01/18 (a) ........................         1,827,731
       70,125   5.900%, 02/01/19 (a) ........................            70,610
      184,304   6.460%, 05/01/19 (a) ........................           186,458
      168,938   6.864%, 12/01/19 (a) ........................           171,735
      346,251   6.248%, 01/01/20 (a) ........................           352,125
      188,563   6.562%, 05/01/20 (a) ........................           191,042
      684,215   7.119%, 05/01/20 (a) ........................           712,749
    1,005,277   6.975%, 02/01/22 (a) ........................         1,075,575
      186,477   5.844%, 01/01/23 (a) ........................           192,841
      466,718   6.420%, 03/01/24 (a) ........................           472,003
       40,268   7.860%, 04/01/25 (a) ........................            41,400
      466,820   6.442%, 10/01/25 (a) ........................           487,350
    1,078,309   6.571%, 02/01/27 (a) ........................         1,090,875
      534,844   5.483%, 07/01/27 (a) ........................           537,232
      399,596   6.614%, 07/01/27 (a) ........................           404,390
      524,319   5.733%, 01/01/29 (a) ........................           527,785
      126,907   5.733%, 02/01/29 (a) ........................           127,747
   10,118,876   5.925%, 08/01/29 (a) ........................        10,224,462
      113,773   7.013%, 07/01/31 (a) ........................           115,926
      369,992   5.483%, 07/01/32 (a) ........................           373,527
      673,929   5.624%, 07/01/32 (a) ........................           692,828
      579,578   7.608%, 09/01/32 (a) ........................           608,287
    2,417,343   5.241%, 01/01/33 (a) ........................         2,476,875
      319,908   4.636%, 06/01/33 (a) ........................           323,786
    3,675,018   5.483%, 08/01/33 (a) ........................         3,687,739
    2,266,512   5.482%, 04/01/34 (a) ........................         2,332,146
      611,833   5.422%, 07/01/34 (a) ........................           614,039
    1,049,190   5.422%, 08/01/34 (a) ........................         1,052,974
       41,222   7.000%, 10/01/35 ............................            43,570
       34,205   7.000%, 09/01/36 ............................            36,011
      216,530   7.000%, 12/01/36 ............................           227,958
      622,302   7.000%, 03/01/37 ............................           655,147
    1,674,749   7.000%, 04/01/37 ............................         1,763,157
       52,146   7.000%, 06/01/37 ............................            54,900
    7,680,263   5.893%, 07/01/37 (a) ........................         7,963,473
    3,642,652   7.000%, 08/01/37 ............................         3,835,136
    9,564,615   6.879%, 09/01/37 (a) ........................         9,873,356
      387,563   7.000%, 09/01/37 ............................           408,029
    5,343,553   8.000%, 09/01/37 ............................         5,716,359
      956,786   6.500%, 10/01/37 ............................           992,105
    7,288,762   7.000%, 10/01/37 ............................         7,673,658

  PAR VALUE                                                          VALUE
-------------                                                   ---------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$   3,728,841   8.000%, 10/01/37 ............................   $     3,845,513
    3,750,231   6.500%, 11/01/37 ............................         3,894,062
    1,442,371   5.422%, 08/01/44 (a) ........................         1,453,579
                                                                ---------------

                                                                     83,322,072
                                                                ---------------

                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.01%
      123,374   7.000%, 04/15/26 ............................           132,686
      851,863   5.500%, 04/20/34 (a) ........................           859,487
    3,895,961   5.250%, 06/20/34 (a) ........................         3,919,357
    5,006,568   5.625%, 08/20/34 (a) ........................         5,105,740
                                                                ---------------

                                                                     10,017,270
                                                                ---------------
                TOTAL MORTGAGE-BACKED OBLIGATIONS                   105,467,901
                (Cost $104,712,344)                             ---------------

AGENCY DEBENTURES - 17.89%
   40,000,000   5.250%, 01/16/09 ............................        40,957,560
    9,700,000   5.125%, 09/02/08 ............................         9,822,298
      380,233   3.825%, 03/25/14 (a) ........................           382,664
    8,500,000   3.380%, 11/01/24 (a) ........................         8,442,194
                                                                ---------------
                TOTAL AGENCY DEBENTURES                              59,604,716
                (Cost $59,522,632)                              ---------------

REPURCHASE AGREEMENTS - 42.01%
  140,000,000   Lehman Repo, 3.15%,
                Dated 02/29/08, matures 03/03/08,
                repurchase price $140,037,
                (collateralized by Federal Home
                Mortgage Corporation, with an
                interest rate of 5.500%,
                due 03/01/37, total
                market value $153,984,930) ..................       140,000,000
                                                                ---------------

                TOTAL REPURCHASE AGREEMENTS .................       140,000,000
                (Cost $140,000,000)                             ---------------

                TOTAL INVESTMENTS - 98.91% ..................       329,602,481
                (Cost $328,964,891)                             ---------------

                NET OTHER ASSETS AND LIABILITIES - 1.09% ....         3,621,774
                                                                ---------------

                NET ASSETS - 100.00% ........................   $   333,224,255
                                                                ===============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at February 29, 2008. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)   The security has PAC (Planned Amortization Class) collateral.

(c)   The security has Support collateral.

(d)   This security has Sequential collateral.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       13

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

  PAR VALUE                                                          VALUE
--------------                                                  ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.45%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 3.07%
$      200,908   Series 1506, Class PI
                 6.750%, 05/15/08 (b) .......................   $       200,670
     1,224,309   Series 1661, Class PJ
                 6.500%, 01/15/09 (b) .......................         1,222,852
       447,811   Series 2417, Class VK
                 6.000%, 07/15/18 (d) .......................           448,027
       728,309   Series 1448, Class F
                 4.525%, 12/15/22 (a) (d) ...................           728,707
       289,803   Series 1720, Class PJ
                 7.250%, 01/15/24 (b) .......................           295,416
     1,055,421   Series 1980, Class Z
                 7.000%, 07/15/27 (d) .......................         1,129,194
     6,588,581   Series 2236, Class Z
                 8.500%, 06/15/30 (d) .......................         7,294,616
                                                                ---------------
                                                                     11,319,482
                                                                ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 0.69%
        73,520   Series 1993-131, Class Z
                 7.000%, 07/25/08 (c) .......................            73,686
       533,498   Series 2001-42, Class HG
                 10.000%, 09/25/16 ..........................           605,042
       234,240   Series 1988-12, Class A
                 10.000%, 02/25/18 (a) ......................           266,224
     1,478,811   Series G92-44, Class Z
                 8.000%, 07/25/22 ...........................         1,622,325
                                                                ---------------
                                                                      2,567,277
                                                                ---------------

                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.31%
       979,947   Series 2001-62, Class VL
                 6.500%, 11/16/17 (d) .......................           987,362
       152,273   Series 2001-60, Class PD
                 6.000%, 10/20/30 (b) .......................           152,322
                                                                ---------------
                                                                      1,139,684
                                                                ---------------
                 PRIVATE - 12.38%
                 Adjustable Rate Mortgage Trust
     1,104,687   Series 2004-4, Class 1A17.107%,
                 03/25/35 (a) ...............................         1,107,176
                 American Home Mortgage Assets
     3,376,260   Series 2006-3, Class 2A115.462%,
                 10/25/46 (a) ...............................         2,768,344
                 Banc of America Funding Corp.
     1,200,000   Series 2007-D, Class 1A53.394%,
                 06/20/47 (a) ...............................           815,335
                 Banc of America Mortgage Securities
       277,905   Series 2004-D, Class 1A15.644%,
                 05/25/34 (a) ...............................           271,922
                 BCAP LLC Trust
       818,857   Series 2006-RR1, Class CF3.775%,
                 11/25/36 (a) ...............................           747,955
                 Bear Stearns Adjustable Rate Mortgage Trust
     6,199,991   Series 2005-9, Class A1
                 4.625%, 10/25/35 (a) .......................         6,150,448
     5,100,000   Series 2005-10, Class A3
                 4.650%, 10/25/35 (a) (d) ...................         4,989,329
                 Countrywide Alternative Loan Trust
       370,885   Series 2005-38, Class A16.022%,
                 09/25/35 (a) ...............................           309,458

   PAR VALUE                                                          VALUE
--------------                                                  ---------------

                 PRIVATE - (CONTINUED)
                 Countrywide Home Loans
$       54,403   Series 2003-37, Class 1A17.420%,
                 08/25/33 (a) ...............................   $        55,913
                 First Horizon Alternative
                 Mortgage Securities
       523,711   Series 2005-AA2, Class 1A1
                 5.726%, 03/25/35 (a) .......................           502,763
       988,682   Series 2005-AA5, Class 1A1
                 5.318%, 07/25/35 (a) .......................           869,276
                 Indymac Index Mortgage Loan Trust
     1,006,858   Series 2004-AR4, Class 1A7.033%,
                 08/25/34 (a) (d) ...........................         1,012,062
                 JPMorgan Mortgage Trust
       887,612   Series 2007-A1, Class 4A24.071%,
                 07/25/35 (a) ...............................           883,291
                 Merrill Lynch Mortgage Investors, Inc.
       161,806   Series 2003-A4, Class 1A7.110%,
                 07/25/33 (a) ...............................           162,922
                 Residential Funding Securities Corp.
     1,641,485   Series 2003-RM2, Class AI58.500%,
                 05/25/33 (b) ...............................         1,796,564
                 Salomon Brothers
                 Mortgage Securities VII, Inc.
       110,004   Series 1994-20, Class A7.529%,
                 12/25/24 (a) ...............................           109,804
                 Structured Adjustable Rate
                 Mortgage Loan
       102,301   Series 2004-1, Class 3A3
                 6.975%, 02/25/34 (a) .......................           104,875
       236,041   Series 2004-2, Class 2A
                 7.261%, 03/25/34 (a) .......................           234,510
       478,886   Series 2004-5, Class 1A
                 7.103%, 05/25/34 (a) (d) ...................           486,242
     4,861,435   Series 2004-6, Class 3A2
                 4.710%, 06/25/34 (a) .......................         4,919,074
                 Structured Asset Securities Corp.
     1,785,051   Series 2003-34A, Class 3A34.700%,
                 11/25/33 (a) ...............................         1,793,488
                 Washington Mutual Mortgage
                 Pass-Through Certificates
     1,278,273   Series 2003-AR6, Class A1
                 4.330%, 06/25/33(a) ........................         1,277,089
     5,658,591   Series 2005-AR12, Class 1A8
                 4.834%, 10/25/35 (a) .......................         5,677,921
                 Wells Fargo Mortgage Backed Securities Trust
     8,597,151   Series 2005-AR4, Class 2A24.522%,
                 04/25/35 (a) ...............................         8,654,991
                                                                ---------------
                                                                     45,700,752
                                                                ---------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost $61,623,757)                                  60,727,195
                                                                ---------------
MORTGAGE-BACKED OBLIGATIONS - 48.15%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.22%
       449,531   6.844%, 09/01/32 (a) .......................           458,790
     3,951,775   3.902%, 01/01/34 (a) .......................         3,993,723
     1,416,159   6.086%, 09/01/34 (a) .......................         1,427,822
     2,137,445   6.186%, 10/01/34 (a) .......................         2,159,950
       971,033   5.441%, 11/01/34 (a) .......................           976,655


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       14

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

  PAR VALUE                                                          VALUE
--------------                                                  ---------------

MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
                 FEDERAL HOME LOAN MORTGAGE CORPORATION - (CONTINUED)
$    4,542,507   4.582%, 08/01/35 (a) .......................   $     4,645,294
     5,436,623   5.193%, 05/01/36 (a) .......................         5,591,583
                                                                ---------------
                                                                     19,253,817
                                                                ---------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 5.76%
        13,963   7.000%, 03/01/09 ...........................            14,211
        11,921   7.000%, 04/01/09 ...........................            12,145
       165,515   7.000%, 06/01/09 ...........................           169,206
        22,914   7.000%, 03/01/12 ...........................            23,878
       337,267   7.000%, 12/01/12 ...........................           347,926
       692,617   5.000%, 12/01/13 ...........................           715,123
       814,470   4.000%, 01/01/14 ...........................           823,934
        22,397   8.000%, 07/01/14 ...........................            24,370
     8,912,490   4.500%, 03/01/15 ...........................         9,120,733
        12,839   7.000%, 03/01/15 ...........................            13,468
     2,010,815   5.500%, 05/01/15 ...........................         2,054,368
       236,145   5.500%, 06/01/17 ...........................           242,217
       179,829   8.000%, 09/01/17 ...........................           195,578
       338,559   5.500%, 10/01/17 ...........................           347,486
       901,403   8.000%, 11/01/17 ...........................           979,612
       864,326   5.500%, 03/01/18 ...........................           886,955
       491,600   5.500%, 04/01/18 ...........................           504,344
       782,661   6.500%, 05/01/18 ...........................           822,977
        64,165   6.000%, 10/01/18 ...........................            66,481
        18,625   6.000%, 11/01/18 ...........................            19,298
     3,640,728   5.500%, 02/01/19 ...........................         3,728,284
       128,390   6.500%, 12/01/29 ...........................           134,964
                                                                ---------------
                                                                     21,247,558
                                                                ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 36.55%
        38,594   6.500%, 09/01/08 ...........................            38,691
        32,356   6.000%, 12/01/08 ...........................            32,658
         5,228   7.500%, 09/01/10 ...........................             5,416
     2,357,713   6.000%, 01/01/12 ...........................         2,432,645
       522,842   6.000%, 04/01/12 ...........................           540,419
       979,686   6.000%, 05/01/12 ...........................         1,012,187
     1,388,300   6.000%, 06/01/12 ...........................         1,435,588
        31,406   7.500%, 07/01/12 ...........................            32,928
     2,316,291   6.000%, 09/01/12 ...........................         2,396,139
       207,365   5.000%, 11/01/12 ...........................           212,944
     4,256,963   5.500%, 01/01/13 ...........................         4,301,563
         3,674   8.000%, 01/01/13 ...........................             3,889
     1,412,277   4.500%, 08/01/13 ...........................         1,441,953
    10,105,643   4.500%, 09/01/13 ...........................        10,311,852
     5,006,686   4.000%, 04/01/14 ...........................         5,058,765
     1,653,312   5.500%, 09/01/14 ...........................         1,693,316
       875,603   5.500%, 12/01/14 ...........................           896,789
        17,142   6.000%, 02/01/18 ...........................            17,765
     2,963,728   5.500%, 05/01/18 ...........................         3,044,352
       173,546   6.000%, 05/01/18 ...........................           179,854
     1,101,767   5.500%, 06/01/18 ...........................         1,131,739
        11,693   6.000%, 08/01/18 ...........................            12,118
        10,802   6.000%, 09/01/18 ...........................            11,194
       862,296   5.500%, 10/01/18 ...........................           885,753
     1,184,512   5.500%, 11/01/18 ...........................         1,216,735
     1,068,660   6.000%, 11/01/18 ...........................         1,107,504
        62,555   5.500%, 12/01/18 ...........................            64,256
     1,892,570   6.000%, 12/01/18 ...........................         1,961,361
     1,479,098   6.000%, 01/01/19 ...........................         1,532,861
        21,950   6.000%, 02/01/19 ...........................            22,748

  PAR VALUE                                                          VALUE
--------------                                                  ---------------

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$      528,835   6.000%, 04/01/19 ...........................   $       545,777
       123,282   6.000%, 05/01/19 ...........................           127,748
       184,232   6.000%, 10/01/23 ...........................           190,221
       631,014   7.000%, 08/01/28 ...........................           673,597
       990,845   7.000%, 11/01/28 ...........................         1,057,657
       123,103   7.000%, 02/01/32 ...........................           131,403
       503,150   6.027%, 05/01/32 (a) .......................           538,371
       269,680   7.000%, 05/01/32 ...........................           287,952
       310,908   7.000%, 09/01/32 ...........................           326,817
       595,193   7.608%, 09/01/32 (a) .......................           624,675
       218,666   6.472%, 12/01/32 (a) .......................           226,440
     1,064,080   5.872%, 01/01/33 (a) .......................         1,086,710
     1,254,552   4.257%, 04/01/33 (a) .......................         1,274,986
     2,888,316   4.826%, 05/01/33 (a) .......................         2,946,991
     4,037,124   3.845%, 07/01/33 (a) .......................         4,072,787
     2,764,983   7.207%, 08/01/33 (a) .......................         2,823,031
     5,574,799   4.317%, 11/01/33 (a) .......................         5,574,495
     5,154,792   4.307%, 12/01/33 (a) .......................         5,329,056
       669,099   4.345%, 12/01/33 (a) .......................           667,236
     1,304,934   4.282%, 02/01/34 (a) .......................         1,301,642
     5,557,136   4.215%, 03/01/34 (a) .......................         5,548,486
     2,010,040   4.573%, 03/01/34 (a) .......................         2,011,582
     1,928,842   5.461%, 04/01/34 (a) .......................         1,945,974
     1,310,056   4.939%, 08/01/34 (a) .......................         1,343,821
     1,778,574   6.627%, 10/01/34 (a) .......................         1,798,878
     1,467,969   4.342%, 03/01/35 (a) .......................         1,480,402
     5,337,223   4.666%, 04/01/35 (a) .......................         5,474,694
     2,049,609   4.303%, 05/01/35 (a) .......................         2,057,160
     3,836,539   4.745%, 05/01/35 (a) .......................         3,951,722
     4,576,461   4.787%, 05/01/35 (a) .......................         4,619,659
     1,917,469   4.263%, 06/01/35 (a) .......................         1,913,915
     5,460,121   4.250%, 08/01/35 (a) .......................         5,582,433
     4,481,061   4.905%, 08/01/35 (a) .......................         4,657,482
     3,099,717   4.555%, 09/01/35 (a) .......................         3,168,211
     1,143,789   4.673%, 10/01/35 (a) .......................         1,178,160
     4,145,639   5.074%, 03/01/36 (a) .......................         4,173,791
    10,439,123   8.000%, 09/01/37 ...........................        11,167,435
                                                                ---------------
                                                                    134,917,379
                                                                ---------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.62%
           638   6.000%, 07/15/08 ...........................               643
        21,276   6.000%, 09/15/08 ...........................            21,437
        27,098   6.000%, 10/15/08 ...........................            27,304
         4,380   6.000%, 11/15/08 ...........................             4,413
         3,502   6.000%, 12/15/08 ...........................             3,529
        12,252   6.000%, 01/15/09 ...........................            12,459
         2,458   6.000%, 02/15/09 ...........................             2,500
         6,952   6.000%, 05/15/09 ...........................             7,070
           139   8.500%, 07/15/09 ...........................               145
           547   8.500%, 12/15/09 ...........................               572
        38,164   8.500%, 01/15/10 ...........................            40,689
        12,030   8.500%, 02/15/10 ...........................            12,899
        16,093   8.500%, 03/15/10 ...........................            17,255
        16,481   8.500%, 04/15/10 ...........................            17,670
         4,054   8.500%, 05/15/10 ...........................             4,347
        20,940   8.500%, 06/15/10 ...........................            22,114
         7,517   8.500%, 07/15/10 ...........................             8,059
        19,858   8.500%, 08/15/10 ...........................            21,291
        17,812   8.500%, 10/15/10 ...........................            19,098
        24,729   8.500%, 11/15/10 ...........................            26,514


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       15

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

  PAR VALUE                                                          VALUE
--------------                                                  ---------------

MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$       18,326   8.500%, 12/15/10 ...........................   $        19,648
        26,578   8.500%, 09/15/11 ...........................            29,132
        43,622   8.500%, 10/15/11 ...........................            47,815
        20,228   8.500%, 03/15/12 ...........................            22,501
        11,685   8.500%, 07/15/12 ...........................            12,998
     1,898,492   4.750%, 12/20/34 (a) .......................         1,902,676
                                                                ---------------
                                                                      2,304,778
                                                                ---------------

                 TOTAL MORTGAGE-BACKED OBLIGATIONS                  177,723,532
                 (Cost $174,194,058)                            ---------------

AGENCY DEBENTURES - 5.16%
                 FEDERAL HOME LOAN BANK SYSTEMS
     9,500,000   7.625%, 05/14/10 ...........................        10,549,370
     8,000,000   5.125%, 09/10/10 ...........................         8,500,112
                                                                ---------------

                 TOTAL AGENCY DEBENTURES                             19,049,482
                 (Cost $18,567,878)                             ---------------

FOREIGN CORPORATE BOND - 3.24%
                 EUROPEAN INVESTMENT BANK                            11,951,689
    11,600,000   3.250%, 02/15/11                               ---------------

                 TOTAL FOREIGN CORPORATE BONDS                       11,951,689
                 (Cost $11,574,862)                             ---------------

U.S. TREASURY OBLIGATIONS - 25.68%
                 UNITES STATES TREASURY NOTES & BONDS - 25.68%
    60,700,000   2.125%, 01/31/10 ...........................        61,250,063
    25,400,000   2.000%, 02/28/10 ...........................        25,578,587
     5,500,000   4.250%, 01/15/11 ...........................         5,871,250
        30,000   5.000%, 05/15/37 ...........................            32,885
     2,100,000   4.375%, 02/15/38 ...........................         2,084,086
                                                                ---------------

                 TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $93,854,570)                                  94,816,871
                                                                ---------------

                 TOTAL INVESTMENTS - 98.68%                         364,268,769
                 (Cost $359,815,125)                            ---------------

                 NET OTHER ASSETS AND LIABILITIES - 1.32%             4,855,841
                                                                ---------------
                 NET ASSETS - 100.00% .......................   $   369,124,610
                                                                ===============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at February 29, 2008. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)   The security has PAC (Planned Amortization Class) collateral.

(c)   The security has Support collateral.

(d)   This security has Sequential collateral.


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       16

TRUST FOR CREDIT UNIONS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               ULTRA-SHORT
                                                                                MONEY           DURATION              SHORT
                                                                                MARKET         GOVERNMENT            DURATION
                                                                              PORTFOLIO         PORTFOLIO            PORTFOLIO
                                                                          ----------------   ---------------   --------------------
ASSETS:
INVESTMENTS:
   Investments at cost ................................................   $    917,366,303   $   188,964,891   $        359,815,125
   Repurchase agreements ..............................................        175,006,236       140,000,000                     --
   Net unrealized appreciation ........................................                 --           637,590              4,453,644
                                                                          ----------------   ---------------   --------------------
   Total investments at value .........................................      1,092,372,539       329,602,481            364,268,769
                                                                          ----------------   ---------------   --------------------
Cash ..................................................................             30,514         1,220,751              2,202,797

RECEIVABLES:
   Interest ...........................................................          1,679,186         1,185,625              1,361,190
   Investment securities sold .........................................                 --            94,654                621,183
   Portfolio units sold ...............................................              3,528         2,000,000              2,000,000
   Administrator ......................................................                 --             2,833                     --
   Other assets .......................................................            127,895            40,140                 37,473
                                                                          ----------------   ---------------   --------------------
   Total Assets .......................................................      1,094,213,662       334,146,484            370,491,412
                                                                          ----------------   ---------------   --------------------
LIABILITIES:
PAYABLES:
   Dividends ..........................................................          1,397,449           888,343              1,245,769
   Investment securities purchased ....................................         49,996,250                --                     --
   Advisory fees ......................................................             58,117            15,449                 78,926
   Administration fees ................................................             26,534                --                 23,215
   Trustees' fees .....................................................              2,191                 1                     --
   Accrued expenses ...................................................             13,602            18,436                 18,892
                                                                          ----------------   ---------------   --------------------
   Total Liabilities ..................................................         51,494,143           922,229              1,366,802
                                                                          ----------------   ---------------   --------------------
NET ASSETS ............................................................   $  1,042,719,519   $   333,224,255   $        369,124,610
                                                                          ================   ===============   ====================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................   $  1,042,719,511   $   377,845,844   $        384,926,261
Accumulated undistributed net investment income (loss) ................             (2,539)          112,327               (256,200)
Accumulated net realized gain (loss) on investment transactions .......              2,547       (45,371,506)           (19,999,095)
Net unrealized appreciation on investments ............................                 --           637,590              4,453,644
                                                                          ----------------   ---------------   --------------------
TOTAL NET ASSETS ......................................................   $  1,042,719,519   $   333,224,255   $        369,124,610
                                                                          ================   ===============   ====================
Total units outstanding, $0.001 par value (unlimited number of units
   authorized) ........................................................      1,042,719,516        35,022,752             38,012,654
                                                                          ================   ===============   ====================
Net asset value, offering and redemption price per unit (net
   assets/units outstanding) ..........................................   $           1.00   $          9.51   $               9.71
                                                                          ================   ===============   ====================


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       17

TRUST FOR CREDIT UNIONS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              ULTRA-SHORT
                                                                                MONEY           DURATION           SHORT
                                                                               MARKET          GOVERNMENT        DURATION
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                          ----------------   ---------------   -------------
INVESTMENT INCOME:
   Interest ...........................................................   $     12,587,709   $     6,874,458   $   8,969,130
                                                                          ----------------   ---------------   -------------
EXPENSES:
   Advisory fees ......................................................            512,391           287,657         375,595
   Administration fees ................................................            315,539           162,889         112,399
   Professional fees ..................................................             86,986            66,914          97,149
   Custody and accounting fees ........................................             18,039            17,546          27,636
   Trustees' fees .....................................................             28,472            18,428          27,454
   Compliance fees ....................................................              7,365             2,911           3,351
   Printing fees ......................................................              7,394             6,585          10,642
   Transfer agent fees ................................................              4,142             5,588           4,606
   Registration fees ..................................................              2,225             2,290           1,973
   Other expenses .....................................................              3,198            23,974          59,747
                                                                          ----------------   ---------------   -------------
   Total operating expenses ...........................................            985,751           594,782         720,552
                                                                          ----------------   ---------------   -------------
   Advisory fees waived ...............................................           (308,059)               --              --
   Administration fees waived .........................................           (234,387)          (81,918)             --
   Custody credits ....................................................               (728)           (1,916)         (2,628)
                                                                          ----------------   ---------------   -------------

   Total expense reductions ...........................................           (543,174)          (83,834)         (2,628)
                                                                          ----------------   ---------------   -------------

   Net operating expenses .............................................            442,577           510,948         717,924
                                                                          ----------------   ---------------   -------------
NET INVESTMENT INCOME .................................................         12,145,132         6,363,510       8,251,206
                                                                          ----------------   ---------------   -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net Realized Gain on Investment Transactions .......................              2,547           935,858       2,707,380
   Net Change in Unrealized Appreciation of Investments ...............                 --         1,606,192       6,785,139
                                                                          ----------------   ---------------   -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .......................              2,547         2,542,050       9,492,519
                                                                          ----------------   ---------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.. ................   $     12,147,679   $     8,905,560   $  17,743,725
                                                                          ================   ===============   =============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       18

TRUST FOR CREDIT UNIONS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      ULTRA-SHORT DURATION
                                                                                                           GOVERNMENT
                                                               MONEY MARKET PORTFOLIO                      PORTFOLIO
                                                        -----------------------------------   -----------------------------------
                                                         SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                        FEBRUARY 29, 2008      YEAR ENDED     FEBRUARY 29, 2008      YEAR ENDED
                                                           (UNAUDITED)      AUGUST 31, 2007      (UNAUDITED)      AUGUST 31, 2007
                                                        -----------------   ---------------   -----------------   ---------------
INVESTMENT ACTIVITIES:
   Operations:
   Net investment income ............................   $      12,145,132   $    20,445,007   $       6,363,510   $    14,859,306
   Net realized gain (loss) on investment
      transactions ..................................               2,547             7,267             935,858           (16,115)
   Net change in unrealized appreciation of
      investments ...................................                  --                --           1,606,192         2,450,353
                                                        -----------------   ---------------   -----------------   ---------------
   Net increase in net assets resulting from
      operations ....................................          12,147,679        20,452,274           8,905,560        17,293,544
                                                        -----------------   ---------------   -----------------   ---------------
DISTRIBUTIONS TO UNITHOLDERS:
   From net investment income .......................         (12,147,671)      (20,440,790)         (7,018,873)      (16,398,805)
                                                        -----------------   ---------------   -----------------   ---------------
FROM UNIT TRANSACTIONS:
   Proceeds from sale of units ......................       3,560,817,115     5,794,788,712          55,000,000                --
   Reinvestment of dividends and distributions ......           5,714,044        10,353,289           1,697,217         4,667,855
   Cost of units repurchased ........................      (2,941,583,637)   (5,644,179,501)         (8,696,584)     (106,245,212)
                                                        -----------------   ---------------   -----------------   ---------------
   Net increase (decrease) in net assets
      resulting from unit transactions ..............         624,947,522       160,962,500          48,000,633      (101,577,357)
                                                        -----------------   ---------------   -----------------   ---------------
   Net change in net assets .........................         624,947,530       160,973,984          49,887,320      (100,682,618)
NET ASSETS:
   Beginning of period ..............................         417,771,989       256,798,005         283,336,935       384,019,553
                                                        -----------------   ---------------   -----------------   ---------------
   End of period ....................................   $   1,042,719,519   $   417,771,989   $     333,224,255   $   283,336,935
                                                        =================   ===============   =================   ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ....................................   $          (2,539)  $            --   $         112,327   $       767,690
                                                        =================   ===============   =================   ===============
OTHER INFORMATION:
SUMMARY OF UNIT TRANSACTIONS:
   Units sold .......................................       3,560,817,115     5,794,788,717           5,793,369                --
   Reinvestment of dividends and distribution .......           5,714,044        10,353,289             178,923           494,355
   Units repurchased ................................      (2,941,583,637)   (5,644,179,501)           (918,386)      (11,250,771)
                                                        -----------------   ---------------   -----------------   ---------------
   Net increase (decrease) in units
      outstanding ...................................         624,947,522       160,962,505           5,053,906       (10,756,416)
                                                        =================   ===============   =================   ===============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       19

TRUST FOR CREDIT UNIONS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SHORT DURATION PORTFOLIO
                                                        -----------------------------------
                                                        SIX MONTHS ENDED
                                                        FEBRUARY 29, 2008     YEAR ENDED
                                                           (UNAUDITED)      AUGUST 31, 2007
                                                        -----------------   ---------------
INVESTMENT ACTIVITIES:
   Operations:
   Net investment income ............................   $       8,251,206   $    25,420,437
   Net realized gain (loss) on investment
      transactions ..................................           2,707,380        (1,015,651)
   Net change in unrealized appreciation of
      investments ...................................           6,785,139         4,218,446
                                                        -----------------   ---------------
   Net increase in net assets resulting from
      operations ....................................          17,743,725        28,623,232
                                                        -----------------   ---------------
DISTRIBUTIONS TO UNITHOLDERS:
   From net investment income .......................          (9,169,567)      (28,043,337)
                                                        -----------------   ---------------
FROM UNIT TRANSACTIONS:
   Proceeds from sale of units ......................          18,000,000         2,000,000
   Reinvestment of dividends and distributions ......             498,616         1,123,173
   Cost of units repurchased ........................         (89,194,253)     (250,518,605)
                                                        -----------------   ---------------
   Net increase (decrease) in net assets
      resulting from unit transactions ..............         (70,695,637)     (247,395,432)
                                                        -----------------   ---------------
   Net change in net assets .........................         (62,121,479)     (246,815,537)
NET ASSETS:
   Beginning of period ..............................         431,246,089       678,061,626
                                                        -----------------   ---------------
   End of period ....................................   $     369,124,610   $   431,246,089
                                                        =================   ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ....................................   $        (256,200)  $       662,161
                                                        =================   ===============
OTHER INFORMATION:
SUMMARY OF UNIT TRANSACTIONS:
   Units sold .......................................           1,853,759           211,416
   Reinvestment of dividends and distribution .......              51,856           117,786
   Units repurchased ................................          (9,267,806)      (26,277,245)
                                                        -----------------   ---------------
   Net increase (decrease) in units
      outstanding ...................................          (7,362,191)      (25,948,043)
                                                        =================   ===============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       20

TRUST FOR CREDIT UNIONS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 MONEY MARKET PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                           YEARS ENDED AUGUST 31,
                                                        FEBRUARY     -----------------------------------------------------------
                                                       29, 2008
                                                      (UNAUDITED)       2007        2006        2005        2004         2003
                                                      -----------    ---------   ---------   ---------   ---------   -----------
NET ASSET VALUE,
Beginning of period ...............................   $      1.00    $    1.00   $    1.00   $    1.00   $    1.00   $      1.00
                                                      -----------    ---------   ---------   ---------   ---------   -----------
Income from Investment Operations:
     Net investment income(a) .....................          0.02         0.05        0.04        0.02        0.01          0.01
                                                      -----------    ---------   ---------   ---------   ---------   -----------
   Total income from investment operations ........          0.02         0.05        0.04        0.02        0.01          0.01
                                                      -----------    ---------   ---------   ---------   ---------   -----------
Less Distributions from:
     Investment income ............................         (0.02)       (0.05)      (0.04)      (0.02)      (0.01)        (0.01)
                                                      -----------    ---------   ---------   ---------   ---------   -----------
   Total Distributions ............................         (0.02)       (0.05)      (0.04)      (0.02)      (0.01)        (0.01)
                                                      -----------    ---------   ---------   ---------   ---------   -----------
NET ASSET VALUE,
   End of period ..................................   $      1.00    $    1.00   $    1.00   $    1.00   $    1.00   $      1.00
                                                      ===========    =========   =========   =========   =========   ===========
   Total Return(b) ................................          2.19%        5.33%       4.52%       2.44%       1.01%         1.25%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ....   $ 1,042,720    $ 417,772   $ 256,798   $ 251,000   $ 585,631   $ 1,223,006
Ratios to average net assets:
   Expenses net of waivers and reimbursements .....          0.15%(c)     0.14%       0.14%       0.13%       0.13%         0.11%
   Expenses before waivers and reimbursements .....          0.34%(c)     0.34%       0.38%       0.32%       0.30%         0.28%
   Net investment income (net of waivers
     and reimbursements) ..........................          4.16%(c)     5.20%       4.48%       2.36%       0.99%         1.25%
   Net investment income (before waivers
     and reimbursements) ..........................          3.98%(c)     5.00%       4.24%       2.17%       0.82%         1.08%

----------

(a)   Calculated based on average units outstanding.

(b)   Assumes reinvestment of all distributions.

(c)   Annualized


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       21

TRUST FOR CREDIT UNIONS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          ULTRA-SHORT DURATION GOVERNMENT  PORTFOLIO
                                                    -------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                             YEARS ENDED AUGUST  31,
                                                      FEBRUARY      ---------------------------------------------------------------
                                                     29, 2008
                                                    (UNAUDITED)        2007        2006        2005           2004          2003
                                                    -----------     ---------   ---------   ---------     -----------   -----------
NET ASSET VALUE,
Beginning of period ..............................  $      9.45     $    9.43   $    9.43   $    9.48     $      9.58   $      9.73
                                                    -----------     ---------   ---------   ---------     -----------   -----------
Income from Investment Operations:
     Net investment income(a)(b) .................         0.20          0.43        0.34        0.22            0.20          0.26
     Net realized and unrealized gain (loss)
       on investment transactions ................         0.08          0.06        0.04       (0.01)             --         (0.07)
                                                    -----------     ---------   ---------   ---------     -----------   -----------
   Total income from investment operations .......         0.28          0.49        0.38        0.21            0.20          0.19
                                                    -----------     ---------   ---------   ---------     -----------   -----------
Less Distributions from:
     Investment income(b) ........................        (0.22)        (0.47)      (0.38)      (0.26)(c)       (0.30)        (0.34)
                                                    -----------     ---------   ---------   ---------     -----------   -----------
   Total Distributions ...........................        (0.22)        (0.47)      (0.38)      (0.26)          (0.30)        (0.34)
                                                    -----------     ---------   ---------   ---------     -----------   -----------
NET ASSET VALUE,
   End of period .................................  $      9.51     $    9.45   $    9.43   $    9.43     $      9.48   $      9.58
                                                    ===========     =========   =========   =========     ===========   ===========
   Total Return(d) ...............................         3.01%         5.35%       4.12%       2.28%           2.15%         1.97%
   Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ...  $   333,224     $ 283,337   $ 384,020   $ 587,858     $ 1,480,020   $ 1,487,994
Ratios to average net assets:
   Expenses net of waivers and reimbursements ....         0.34%(f)      0.35%       0.35%       0.35%           0.34%         0.33%
   Expenses before waivers and reimbursements ....         0.41%(f)      0.39%       0.38%       0.36%           0.34%         0.33%
   Net investment income (net of waivers
     and reimbursements) .........................         4.25%(f)      4.54%       3.57%       2.42%           2.05%         2.70%
   Net investment income (before waivers
     and reimbursements) .........................         4.19%(f)      4.50%       3.54%       2.41%           2.05%         2.70%
   Portfolio Turnover Rate(e) ....................          110%          107%         52%         68%            148%          128%

----------

(a)   Calculated based on average units outstanding.

(b) Net investment income per unit differs from Distributions to Unitholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c) Includes amounts less than $0.005 that are distributions from paid-in capital.

(d) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemptions of the investment at the net asset value at the end of the period.

(e) There was no effect to the portfolio turnover rate due to mortgage dollar roll transactions for the six months ended February 29, 2008. Prior years include the effect of mortgage dollar roll transactions, if any.

(f)   Annualized


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       22

TRUST FOR CREDIT UNIONS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             SHORT DURATION PORTFOLIO
                                                     -----------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                        YEARS ENDED AUGUST 31,
                                                      FEBRUARY     ---------------------------------------------------------
                                                      29, 2008
                                                     (UNAUDITED)      2007        2006        2005        2004        2003
                                                     ----------    ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE,
Beginning of period ..............................   $     9.50    $    9.51   $    9.59   $    9.72   $    9.74   $    9.93
                                                     ----------    ---------   ---------   ---------   ---------   ---------
Income from Investment Operations:
      Net investment income(a)(b) ................         0.20         0.41        0.37        0.31        0.33        0.36
      Net realized and unrealized gain (loss)
         on investment transactions ..............         0.23         0.03       (0.07)      (0.13)       0.03       (0.09)
                                                     ----------    ---------   ---------   ---------   ---------   ---------
   Total income from investment operations .......         0.43         0.44        0.30        0.18        0.36        0.27
                                                     ----------    ---------   ---------   ---------   ---------   ---------
Less Distributions from:
      Investment income(b) .......................        (0.22)       (0.45)      (0.38)      (0.31)      (0.36)      (0.46)
      Paid-in capital ............................           --           --          --          --       (0.02)         --
                                                     ----------    ---------   ---------   ---------   ---------   ---------
   Total Distributions ...........................        (0.22)       (0.45)      (0.38)      (0.31)      (0.38)      (0.46)
                                                     ----------    ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE,
   End of period .................................   $     9.71    $    9.50   $    9.51   $    9.59   $    9.72   $    9.74
                                                     ==========    =========   =========   =========   =========   =========
      Total Return(c) ............................         4.60%        4.77%       3.25%       1.91%       3.74%       2.74%
   Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ...   $  369,125    $ 431,246   $ 678,062   $ 721,650   $ 792,166   $ 794,989
Ratios to average net assets:
   Expenses net of waivers and reimbursements ....         0.37%(e)     0.32%       0.32%       0.31%       0.29%       0.30%
   Net investment income (net of waivers
      and reimbursements) ........................         4.21%(e)     4.31%       3.90%       3.19%       3.34%       3.64%
   Portfolio Turnover Rate(d) ....................          131%         122%        126%        235%        269%        275%

--------------------------------------------------------------------------------
(a)   Calculated based on average units outstanding.

(b) Net investment income per unit differs from Distributions to Unitholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(d) There was no effect to the portfolio turnover rate due to mortgage dollar roll transactions for the six months ended February 29, 2008. Prior years include the effect of mortgage dollar roll transactions, if any.

(e)   Annualized


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       23

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 29, 2008 - (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended ("the Act"), as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, "the Portfolios" or individually a "Portfolio"). Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. INVESTMENT VALUATION

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. generally accepted accounting principles. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

C. FEDERAL TAXES

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the "Code") applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. Income distributions to unitholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.

The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Ultra-Short Duration Government and Short Duration Portfolios have elected to amortize and accrete market discounts and premiums on portfolio securities for tax purposes based on the securities' yield to maturity. Such net amortization generally reduces ordinary income available for distribution.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows for implementation of FIN 48 in a Portfolio's NAV calculations as late as the Portfolio's last NAV calculation in the first required financial statement reporting period. As of February 29, 2008, management has evaluated the application of FIN 48 to the Portfolios' and has determined that there is no material impact on the Portfolios' financial statements.

D. EXPENSES

Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio's relative average net assets for the period.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price.

During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios'

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 29, 2008 - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

F. WHEN-ISSUED SECURITIES

Consistent with National Credit Union Association ("NCUA") rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios' records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

G. MORTGAGE DOLLAR ROLLS

The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage "dollar rolls" in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

NOTE 3. AGREEMENTS

A. ADVISORY AGREEMENT

Goldman Sachs Asset Management, L.P. ("GSAM"), an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Advisory Agreement (the "Agreement") with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust's Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee ("advisory fee"), computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net assets:

                                                   CONTRACTUAL
PORTFOLIO              ASSET LEVEL                    RATE
---------              -----------                    ----
Money Market           up to $300 million             0.20%
                       in excess of $300 million      0.15
Ultra-Short Duration
   Government(1)       first $250 million             0.18
                       next $250 million              0.16
                       in excess of $500 million      0.14

                                                   CONTRACTUAL
PORTFOLIO              ASSET LEVEL                    RATE
---------              -----------                    ----
Short Duration(1)      first $250 million             0.18%
                       next $250 million              0.16
                       in excess of $500 million      0.14

----------
(1) Advisory fee rate went into effect on January 14, 2008.

Prior to January 14, 2008, GSAM was entitled to an advisory fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net

                                                     CONTRACTUAL
PORTFOLIO                ASSET LEVEL                    RATE
---------                -----------                    ----
Money Market             up to $300 million             0.20%
                         in excess of $300 million      0.15

Ultra-Short
   Duration Government   All                            0.20

Short Duration           All                            0.20

GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 29, 2008, GSAM waived advisory fees amounting to $308,059.

B. ADMINISTRATION AGREEMENT

Callahan Credit Union Financial Services Limited Liability Limited Partnership ("CUFSLP") serves as the Portfolios' administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. ("CFS") serves as a general partner to CUFSLP, which includes 39 major credit unions that are limited partners. PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides additional administrative services pursuant to an Administration and Accounting Services Agreement. As compensation for services rendered pursuant to their respective Agreements, CUFSLP and PFPC are entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net assets:

                                                        CUFSLP      PFPC
PORTFOLIO                                               FEE         FEE(1)(2)
---------                                               ---         ---
Money Market                                            0.10%       0.02%

Ultra-Short
   Duration Government                                  0.10        0.02

Short Duration                                          0.05        0.02

----------
(1)   PFPC began providing administration services effective January 14, 2008.

(2) In addition, there is an annual base fee of $10,000 for the Money Market Portfolio and $50,000 for the Ultra-Short Duration Government and Short Duration Portfolios.

CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. This voluntary limitation may be modified or eliminated by CUFSLP in the future at its discretion. For the six months ended February 29, 2008, CUFSLP waived fees of the Money Market Portfolio amounting to $234,387.

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 29, 2008 - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

C. OTHER AGREEMENTS

CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses, exclusive of any custody expense reductions) (the "Expenses") of the Money Market Portfolio exceed 0.20% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Money Market Portfolio. In addition, the Money Market Portfolio is not obligated to reimburse CUFSLP for prior fiscal year expense reimbursements, if any. For the six months ended February 29, 2008, no expenses were required to be reimbursed by CUFSLP under this agreement.

CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses, exclusive of any custody expense reductions) of the Ultra-Short Duration Government Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Ultra-Short Duration Government Portfolio's average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Ultra-Short Duration Government Portfolio's average daily net assets. In addition, the Ultra-Short Duration Government Portfolio is not obligated to reimburse CUFSLP and GSAM for prior fiscal year expense reimbursements, if any. For the six months ended February 29, 2008, CUFSLP reimbursed expenses of approximately $81,918. GSAM was not required to reimburse any expenses under this agreement for the same period. Effective January 14, 2008, GSAM no longer participates in this agreement.

In addition, prior to January 14, 2008, the Portfolios entered into certain expense offset arrangements with the former custodian resulting in a reduction in the Portfolios' expenses. For the six months ended February 29, 2008, custody fee reductions for the Money Market, Ultra-Short Duration Government and Short Duration Portfolios amounted to approximately $728, $1,916 and $2,628, respectively.

CFS serves as exclusive distributor of units of the Portfolios. For the six months ended February 29, 2008, CFS had not received any compensation for this service.

PFPC serves as transfer agent of the Portfolios and receives a fee ("transfer agent fee") from each Portfolio. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on the number of accounts serviced during the month.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the Ultra-Short Duration Government and Short Duration Portfolios for the six months ended February 29, 2008 were as follows:

                                                  ULTRA-SHORT
                                                    DURATION        SHORT
                                                   GOVERNMENT      DURATION
                                                    PORTFOLIO      PORTFOLIO
                                                 -------------   -------------
Purchases of U.S. Government
   and agency obligations ....................   $ 157,455,775   $ 489,727,140

Purchases (excluding U.S.
   Government and agency
   obligations) ..............................      76,267,600      27,264,992

                                                  ULTRA-SHORT
                                                   DURATION         SHORT
                                                  GOVERNMENT      DURATION
                                                   PORTFOLIO      PORTFOLIO
                                                 -------------   ------------
Sales or maturities of U.S.
   Government and agency
   obligations ...............................     199,821,409    478,992,106

Sales or maturities (excluding U.S.
   Government and agency
   obligations) ..............................      36,011,305      2,832,185

NOTE 5. LINE OF CREDIT FACILITY

Effective January 14, 2008, the Ultra-Short Duration Government and Short Duration Portfolios participate in a $10,000,000 committed, unsecured revolving line of credit facility with PNC Bank, National Association (the "Bank"). Under the most restrictive arrangement, the Portfolios must own securities having a market value in excess of 300% of its total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate plus applicable margin. This committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. Prior to January 14, 2008, the Portfolios (including the Money Market Portfolio) participated in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. For the six months ended February 29, 2008, the Portfolios did not have any borrowings under either facility.

NOTE 6. OTHER MATTERS

Exemptive Order--Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

New Accounting Pronouncements--On September 15, 2006, FASB released Statement of Financial Accounting Standard No. 157 "Fair Value Measurement" ("FAS 157") which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the Portfolios' financial statements; however, additional disclosures will be required.

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TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 29, 2008 - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 7. TAX INFORMATION

As of the Portfolios' most recent fiscal year end, August 31, 2007, the Portfolios' capital loss carryforwards and certain timing differences on a tax basis were as follows:

                                                  ULTRA-SHORT
                                                   DURATION          SHORT
                                                  GOVERNMENT       DURATION
                                                   PORTFOLIO       PORTFOLIO
                                                 -------------   -------------
Timing differences (dividends
   payable and post October
   losses) ...................................   $  (1,585,834)  $  (2,632,844)

Capital loss carryforward(1) .................     (45,605,657)    (21,741,490)

----------
(1) The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated.

                                                  ULTRA-SHORT
                                                   DURATION         SHORT
                                                  GOVERNMENT       DURATION
                                                 -------------   -------------
2008                                             $    (689,432)  $    (526,184)
2009                                                  (139,960)             --
2010                                                  (371,560)             --
2011                                                (2,667,678)     (1,439,421)
2012                                               (17,778,765)     (4,543,488)
2013                                               (18,747,166)     (3,835,419)
2014                                                (3,307,602)     (6,143,309)
2015                                                (1,903,494)     (5,253,669)

There were no significant book to tax differences for the Money Market Portfolio as of August 31, 2007.

The amortized cost for the Money Market Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes. At February 29, 2008, the Portfolios' aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

                                                  ULTRA-SHORT        SHORT
                                                   DURATION        DURATION
                                                  GOVERNMENT       PORTFOLIO
                                                 -------------   -------------
Tax Cost .....................................   $ 328,964,891   $ 359,815,125
                                                 =============   =============
Gross unrealized gain ........................       1,306,356       6,379,692

Gross unrealized loss ........................        (668,766)     (1,926,048)
                                                 -------------   -------------
   Net unrealized gain .......................   $     637,590   $   4,453,644
                                                 =============   =============

NOTE 8. CREDIT AND CONCENTRATION RISK

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in the interest rates.

The Ultra-Short Duration Government and Short Duration Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, "CMOs"). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC") or, in the case of the Short Duration Portfolio, private mortgage-related securities issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

NOTE 9. SUBSEQUENT EVENT

Change to the Administration Agreement with CUFSLP - Effective March 1, 2008, the administration fee received by CUFSLP for the Ultra-Short Duration Government Portfolio is reduced from 0.10% to 0.05% of average daily net assets. In addition, CUFSLP no longer participates in the expense limitation agreement for this Portfolio as described in Note 3, Section C.

TRUST FOR CREDIT UNIONS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

VOTING RESULTS OF SPECIAL MEETING OF UNITHOLDERS

A Special Meeting of Unitholders of Trust for Credit Unions (the "Trust") was held on December 28, 2007 (the "Meeting") for the purpose of electing nine trustees of the Trust and approving a new Investment Advisory Agreement with GSAM.

At the Meeting, James C. Barr, David L. Chatfield, Robert M. Coen, Rudolf J. Hanley, Stanley Hollen, Gary Oakland, Eugene A. O'Rourke, Joe Peek and Wendell
A. Sebastian were elected to the Trust's Board of Trustees. In electing trustees, the Trust's unitholders voted as follows:

                                                                         BROKER
                                                                          NON-
TRUSTEE                                    FOR       AGAINST   ABSTAIN   VOTES

James C. Barr                          296,258,300      0         0        0
David L. Chatfield                     296,258,300      0         0        0
Robert M. Coen                         296,258,300      0         0        0
Rudolf J. Hanley                       296,258,300      0         0        0
Stanley Hollen                         296,258,300      0         0        0
Gary Oakland                           296,258,300      0         0        0
Eugene A. O'Rourke                     296,258,300      0         0        0
Joe Peek                               296,258,300      0         0        0
Wendell A. Sebastian                   296,258,300      0         0        0

At the Meeting, unitholders of each Portfolio of the Trust approved a new Investment Advisory Agreement between the Trust and GSAM. In approving the new Investment Advisory Agreement, the unitholders of each Portfolio voted as follows:

                                                                         BROKER
                                                                          NON-
FUND                                       FOR       AGAINST   ABSTAIN   VOTES

Money Market Portfolio                 239,749,901      0         0        0
Ultra Short Duration
   Government Portfolio                 18,541,731      0         0        0
Short Duration Portfolio                37,966,668      0         0        0

TRUST FOR CREDIT UNIONS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

PORTFOLIO EXPENSES - SIX MONTH PERIOD ENDED FEBRUARY 29, 2008

As a unitholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 through February 29, 2008.

Actual Expenses - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid" to estimate the expenses you paid on your account for this period. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a unitholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

                                                         ULTRA-SHORT DURATION GOVERNMENT
                       MONEY MARKET PORTFOLIO                      PORTFOLIO                    SHORT DURATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                          EXPENSES                              EXPENSES                             EXPENSES
                 BEGINNING    ENDING    PAID FOR THE   BEGINNING    ENDING    PAID FOR THE  BEGINNING   ENDING     PAID FOR THE
                  ACCOUNT    ACCOUNT      6 MONTHS      ACCOUNT     ACCOUNT     6 MONTHS     ACCOUNT    ACCOUNT      6 MONTHS
                   VALUE      VALUE        ENDED         VALUE      VALUE        ENDED        VALUE      VALUE        ENDED
                  9/1/07     2/29/08      2/29/08*      9/1/07     2/29/08      2/29/08*      9/1/07    2/29/08      2/29/08*
-------------------------------------------------------------------------------------------------------------------------------
Actual           $1,000.00  $ 1,021.90     $ 0.75     $ 1,000.00  $ 1,030.10     $ 1.72     $1,000.00  $ 1,046.00    $ 1.88
Hypothetical 5%
Return            1,000.00   1,024.12+       0.75       1,000.00   1,023.17+       1.71      1,000.00   1,023.02+      1.86

----------

* Expenses are calculated using each Portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2008. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were 0.15%, 0.34% and 0.37% for the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio, respectively.

+ Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

TRUST FOR CREDIT UNIONS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

STATEMENT REGARDING BASIS FOR APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Trust for Credit Unions (the "Trust"), and review the investment performance and expenses of the investment portfolios covered by this Report (the "Portfolios") at regularly scheduled meetings held during the Portfolios' fiscal year. In addition, the Trustees initially approve, and determine annually whether to approve and continue, the Trust's investment advisory agreement (the "Advisory Agreement") with Goldman Sachs Asset Management, L.P. (the "Investment Adviser") for the Portfolios.

At a meeting held on October 1, 2007 (the "New Contract Meeting"), the Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), approved a new Advisory Agreement (the "New Advisory Agreement") with the Investment Adviser as a result of the Trust's move to an open architecture structure.

At the New Contract Meeting, the Trustees noted that they had recently approved the continuation of the Investment Adviser's existing Advisory Agreement with the Trust at the March 26, 2007 meeting of the Board (the "March Board Meeting") and that they had reviewed matters that included (a) the Portfolios' investment advisory fee arrangements, (b) the Portfolios' investment performance, (c) the quality of the Investment Adviser's services, (d) the structure, staff and capabilities of the Investment Adviser and its portfolio management team, (e) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments and the technology, operations, treasury and tax groups, (f) the Investment Adviser's financial resources, (g) the fees received by the Investment Adviser's affiliates from the Portfolios for transfer agency and other services, (h) the terms of the existing Advisory Agreement, (i) the statutory and regulatory requirements applicable to the approval of mutual fund investment advisory agreements, and (j) the Investment Adviser's credit research process, trade aggregation and allocation policies and employee trading practices, and had also considered the expenses paid by the Portfolios and the Portfolios' expense trends over time. At the New Contract Meeting, the Trustees acknowledged that in connection with the March Board Meeting they had received written materials and oral presentations on the topics covered. At the New Contract Meeting, the Investment Adviser advised the Trustees that, with the exception of certain executive personnel changes at the Investment Adviser, there were no material changes to the information in the written materials and oral presentations provided by the Investment Adviser at the March Board Meeting. At the New Contract Meeting, the Trustees also noted that the terms of the New Advisory Agreement were substantially the same as the existing Advisory Agreement except for the new fee schedules for the Ultra Short Duration Government Portfolio and Short Duration Portfolio, the elimination of the Investment Adviser's administrative responsibilities, and a provision allowing the Investment Adviser to delegate its duties and responsibilities under the Advisory Agreement to another advisory affiliate of Goldman, Sachs & Co.

In connection with the New Contract Meeting, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law. During the course of their deliberations, the Independent Trustees met in executive session without employees of the Investment Adviser present.

In evaluating the New Advisory Agreement at the New Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. At those meetings the Trustees received materials relating to the Investment Adviser's investment management and other services under the existing Advisory Agreement, including: (a) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Portfolios invest; (c) compliance reports; and (d) expenses borne by the Portfolios.

In connection with their approval of the New Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. The Trustees concluded that the Investment Adviser had substantial resources to provide services to the Trust; that the Investment Adviser's services had been acceptable; and that the Investment Adviser had been responsive to requests made by the Trustees and to regulatory and industry changes.

The Trustees also considered the investment performance of the Portfolios and the Investment Adviser, including the information on the Portfolios' investment performance for the one, three, five and ten-year periods provided at the March Board Meeting and updated information provided at subsequent meetings of the Board. The Trustees considered the Portfolios' investment performance in light of their performance benchmarks and the investment objectives and credit parameters applicable to the Portfolios. The Trustees concluded that despite underperforming their respective benchmarks during the quarter ended August 31, 2007 as a result of the turmoil in the mortgage market, the investment performance of each of the Ultra Short Duration Government Portfolio and Short Duration Portfolio as compared to their respective benchmarks was acceptable. In reaching this conclusion, the Trustees also considered the relative stability of the net asset values of the Ultra Short Duration Government Portfolio and Short Duration Portfolio during the past year despite the rising interest rate environment and the turmoil in the mortgage market. The Trustees also concluded that although the yields of the Money Market Portfolio generally trailed the fed funds rate, this spread had narrowed in recent months, with the Portfolio outperforming the fed funds rate in August 2007. In addition, the Money Market Portfolio's investment performance generally was competitive when compared to the performance of other registered money market funds included in the iMoneyNet First Tier Institutional Average.

The Trustees also considered the contractual fee rates payable by the Portfolios under the New Advisory Agreement in light of the information on the fees paid by the Portfolios and the Portfolios' total operating expense ratios (before and after fee waivers and expense reimbursements) as compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms that had been provided at the March Board Meeting. Most of the comparisons of the Portfolios' fee rates and total operating expense ratios were prepared by a third-party consultant. In considering this information, the Trustees noted favorably the

TRUST FOR CREDIT UNIONS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

Investment Adviser's agreement to continue to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of the Money Market Portfolio's average daily net assets (with the understanding that such limitation was voluntary and could be terminated at any time at the option of the Investment Adviser) and to reduce the contractual advisory fees payable to it by the Ultra Short Duration Government Portfolio and Short Duration Portfolio pursuant to the New Advisory Agreement.

The Trustees also considered the analyses prepared by a third party consultant of the expense rankings of the Portfolios that had been provided at the March Board Meeting. The analyses provided a comparison of the Portfolios' management fees to relevant peer groups and category universes; an expense analysis which compared each Portfolio's expenses to a peer group and a category universe; and a five-year history comparing each Portfolio's expenses to peer group and category medians.

In addition, the Trustees reviewed information regarding the Investment Adviser's potential economies of scale, and whether the Portfolios and their shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the information provided by the Investment
Adviser at the March Board Meeting relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them, and information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged by other, unaffiliated investment managers to other mutual funds. In this connection, the Trustees noted that (a) the investment advisory fee for the Money Market Portfolio includes a breakpoint at the $300 million asset level (from 0.20% to 0.15%), although the Investment Adviser is currently limiting, and has advised the Trustees that it will continue to limit, its investment advisory fee to a lower level (0.07%) and (b) the investment advisory fee for each of the Ultra Short Duration Government Portfolio and Short Duration Portfolio includes breakpoints at the $250 million and $500 million asset levels from (0.18% to 0.16% and from 0.16% to 0.14%, respectively). The Trustees further noted that the Portfolios' investment advisory fee rates and ordinary operating expense ratios were among the lowest in the mutual fund industry, which would appear to indicate that the Portfolios were sharing in economies of scale at their current asset levels. In this regard, the Trustees also noted that although the assets of the Portfolios had declined, the ordinary operating expense ratios of the Portfolios had remained relatively stable.

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Portfolios. In addition, the Trustees considered the information provided at the March Board Meeting concerning the Investment Adviser's pre-tax revenues and pre-tax margins with respect to the Trust and the Portfolios. This information included, among other things, profitability analyses and summaries, revenue and expense schedules and expense allocation methodologies.

After reviewing the information regarding the Investment Adviser's costs, profitability and economies of scale, and after considering the Investment Adviser's services, the Trustees concluded that the investment advisory fees to be paid by the Portfolios were fair and reasonable and that the New Advisory Agreement should be approved and recommended for approval by the Portfolios' unitholders.

                       THIS PAGE LEFT INTENTIONALLY BLANK

                                      TRUST
                         ------------------------------
                                      FOR Credit Unions

TRUSTEES

Gary Oakland, CHAIRMAN
Rudolf J. Hanley, VICE-CHAIRMAN
James C. Barr
David L. Chatfield
Robert M. Coen
Stanley Hollen
Eugene A. O'Rourke
Joe Peek
Wendell A. Sebastian

OFFICERS

Charles W. Filson, PRESIDENT
Jonathan K. Jeffreys, VICE PRESIDENT
Jay E. Johnson, TREASURER
Mary Jo Reilly, SECRETARY
Salvatore Faia, JD, CPA, CCO

ADMINISTRATORS
Callahan Credit Union Financial Services, Inc.,
   Limited Liability Limited Partnership
PFPC, Inc.

INVESTMENT ADVISER

Goldman Sachs Asset Management, L.P.,
   an affiliate of Goldman, Sachs & Co.

TRANSFER AGENT

PFPC, Inc.

DISTRIBUTOR

Callahan Financial Services, Inc.

INDEPENDENT AUDITOR

Ernst & Young LLP

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) TRUST FOR CREDIT UNIONS
            --------------------------------------------------------------------
By (Signature and Title)*  /S/ CHARLES W. FILSON
                        --------------------------------------------------------
                           Charles W. Filson, President
                           (principal executive officer)

Date              APRIL 25, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ CHARLES W. FILSON
                        --------------------------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date              APRIL 25, 2008
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ JAY JOHNSON
                        --------------------------------------------------------
                          Jay Johnson, Treasurer
                          (principal financial officer)

Date              APRIL 25, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.